Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
In the ordinary course of business, the Company conducts business activities with certain related parties.
Diamondback operates the Permian Basin wells included in the Contribution as discussed above in Note 4. At December 2012 and 2011, the Company owed Diamondback approximately $269,000 and $5,593,000, respectively, related to reimbursement for services provided. Approximately $7,089,000 and $5,489,000 of services provided by Diamondback are included in lease operating expenses in the consolidated statements of operations for the years ended December 31, 2012 and 2011, respectively. Approximately $40,354,000 and $50,614,000 related to services performed by Diamondback are included in oil and natural gas properties on the accompanying consolidated balance sheets at December 31, 2012 and 2011, respectively.

As discussed in Note 3, Gulfport is the operator of its Niobrara Formation acreage under a development agreement with Windsor Niobrara. As operator, the Company is responsible for daily operations, monthly operation billings and monthly revenue disbursements for these properties. For the year ended December 31, 2012 and 2011, the Company billed Windsor Niobrara approximately $7,545,000 and $6,642,000, respectively, for these services. At December 31, 2012 and 2011, Windsor Niobrara owed the Company approximately $173,000 and $3,557,000, respectively, for these services.
Windsor Ohio LLC ("Windsor Ohio"), an entity controlled by Wexford, participated with the Company in the acquisition of certain leasehold interest in acreage located in the Utica Shale in Ohio. The Company is the operator of this acreage in the Utica Shale. As operator, the Company is responsible for daily operations, monthly operation billings and monthly revenue disbursements for these properties. For the year ended December 31, 2012 and 2011, the Company billed Windsor Ohio approximately $163,650,000 and $93,871,000, respectively, for these services. At December 31, 2012, Windsor Ohio owed the Company approximately $6,520,000 for these services. No amounts were owed by Windsor Ohio at December 31, 2011. Liddell Investments, LLC (“Liddell Investments”), an entity controlled by Gulfport's Chairman of the Board, has a 10% interest in Windsor Ohio. For the year ended December 31, 2012, the Company billed Liddell Investments directly for these services in respect of this 10% interest in the amount of approximately $2,020,000 and, at December 31, 2012, all of this amount was owed to the Company. For the year ended December 2012, the Company paid Liddell Investments approximately $102,000 in respect of its interest in Windsor Ohio.
Rhino Exploration LLC ("Rhino"), an affiliate of Wexford, participated with the Company in the acquisition of certain leasehold interest in acreage located in the Utica Shale in Ohio. The Company is the operator of this acreage in the Utica Shale. As operator, the Company is responsible for daily operations, monthly operation billings and monthly revenue disbursements for these properties. For the years ended December 31, 2012 and 2011, the Company billed Rhino approximately $4,443,000 and $25,862,000, respectively, for these services. At December 31, 2012, Rhino owed the Company approximately $4,257,000 for these services. No amounts were owed by Rhino at December 31, 2011.
Athena Construction LLC (“Athena”), an entity controlled by Wexford, performs services for the Company at its WCBB and Hackberry fields. At December 31, 2012 and 2011, the Company owed Athena approximately $1,453,000 and $676,000, respectively, related to these services. Approximately $422,000 and $423,000 of services provided by Athena are included in lease operating expenses in the consolidated statements of operations for the years ended December 31, 2012 and 2011, respectively. Approximately $5,009,000 and $2,851,000 related to services performed by Athena are included in oil and natural gas properties on the accompanying consolidated balance sheets at December 31, 2012 and 2011, respectively.
Great White Directional Services LLC (“Directional”) performed services for the Company at its WCBB and Hackberry fields. At December 31, 2011, the Company owed Directional approximately $2,449,000 related to these services. Approximately $6,068,000 related to services performed by Directional were included in oil and natural gas properties on the accompanying consolidated balance sheets at December 31, 2011. Directional was controlled by Wexford until it was sold to an unrelated third party in August 2011.
Black Fin P&A, LLC (“Black Fin”), an entity controlled by Wexford, performs plugging and abandonment services for the Company at its WCBB field. At December 31, 2011, the Company owed Black Fin $436,000 related to these services. No amounts were owed to Black Fin at December 31, 2012. Approximately $650,000 and $436,000 of services performed by Black Fin are included in oil and natural gas properties on the accompanying consolidated balance sheets at December 31, 2012 and 2011, respectively.
Caliber Development Company, LLC ("Caliber"), an entity controlled by Wexford, provides building maintenance services for the Company's headquarters in Oklahoma City, Oklahoma. Caliber also leases office space to the Company. At December 31, 2012 and 2011, the Company owed Caliber approximately $12,000 and $2,000, respectively, related to these services. Approximately $63,000 and $18,000 of services performed by Caliber and rent paid to Caliber are included in general and administrative expenses on the accompanying consolidated statements of operations for the years ended December 31, 2012 and 2011, respectively.